Label	Element	Value
AllianzGI Emerging Markets Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus NFJ Emerging Markets Value Fund (formerly AllianzGI Emerging Markets Value Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the fund, which are not reflected in the table or examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 170 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with NFJ approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The Examples are based, for the first two years, on Total Annual Fund Operating Expenses After Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Most countries with emerging securities markets are located in Asia, Africa, the Middle East, Latin America and Eastern Europe. The fund may achieve its exposure to
non-U.S.
equity securities in several ways, including through investing in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts, in addition to direct investments in the securities of
non-U.S.
issuers. The fund may invest in exchange traded funds (“ETFs”).
Although the fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, or access products such as participatory notes
(“P-Notes”),
it may do so at any time. The fund typically does not seek to hedge its exposure to securities denominated in
non-U.S.
dollar currencies but retains the flexibility to do so at any time.
In selecting investments for the fund, the portfolio managers use a value investing style focusing on companies the portfolio managers believe are undervalued, including smaller capitalization securities and real estate investment trusts (“REITs”). The portfolio managers partition the fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the fund’s selection universe, analyzing factors such as price-to-earnings
ratios (
i.e.
, share price relative to a company’s earnings), dividend yield, price-to-book
ratios (
i.e.,
share price relative to a company’s balance sheet value),
price-to-cash-flow
ratios (
i.e.,
share price relative to a company’s cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select in excess of 100 securities for the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first seven risks):

>
Market Volatility Risk.
  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>
Issuer Risk.

The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>
Equity Securities Risk.
  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized
companies may enhance that risk.

>
Foreign Investing Risk.
  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>
Emerging Markets Risk.
  Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
China-Related Risk.
  Because the fund may invest a substantial portion of its assets in equity securities of Chinese companies, it is particularly affected by events or factors relating to China, which may increase risk and volatility.

>
Small and Medium Market Capitalization Companies Risk.
  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>
Allocation Risk.
  If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

>
Counterparty Risk.
  A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.

>
Credit Risk.

If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>
Derivatives Risk.
  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

>
Exchange-Traded Funds (ETFs) Risk.
  The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.

>	Focused Investment Risk. To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.
>
Leverage Risk.
  When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

>
Liquidity Risk.
  Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

>	Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

>
Real Estate Investment Risk.
  The fund may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a
10-year
period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling
800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2/2020:	21.55%	Worst Quarter:	Q1/2020:	-21.23%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The MSCI Emerging Markets Index captures large and
mid-cap
representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated net of dividend tax withholding.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns are shown only for Class A Shares;
after-tax
returns for other classes will vary. Actual
after-tax
returns depend on the investor’s tax situation and may differ from those shown.
After-tax
returns are not relevant to investors who hold fund shares in tax-deferred
accounts or to shares held by
non-taxable
entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

AllianzGI Emerging Markets Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,312
10 Years	rr_ExpenseExampleYear10	2,335
1 Year	rr_ExpenseExampleNoRedemptionYear01	660
3 Years	rr_ExpenseExampleNoRedemptionYear03	947
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,335
2013	rr_AnnualReturn2013	2.71%
2014	rr_AnnualReturn2014	(2.64%)
2015	rr_AnnualReturn2015	(9.75%)
2016	rr_AnnualReturn2016	12.82%
2017	rr_AnnualReturn2017	37.47%
2018	rr_AnnualReturn2018	(19.83%)
2019	rr_AnnualReturn2019	21.59%
2020	rr_AnnualReturn2020	22.27%
1 Year	rr_AverageAnnualReturnYear01	15.54%
5 Years	rr_AverageAnnualReturnYear05	11.80%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
1 Year	rr_ExpenseExampleYear01	$ 292
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	2,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,635
1 Year	rr_AverageAnnualReturnYear01	20.38%
5 Years	rr_AverageAnnualReturnYear05	12.25%
Fund Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	1,609
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	342
5 Years	rr_ExpenseExampleNoRedemptionYear05	673
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,609
1 Year	rr_AverageAnnualReturnYear01	22.60%
5 Years	rr_AverageAnnualReturnYear05	13.38%
Fund Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[3]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,627
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	363
5 Years	rr_ExpenseExampleNoRedemptionYear05	693
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,627
1 Year	rr_AverageAnnualReturnYear01	22.43%
5 Years	rr_AverageAnnualReturnYear05	13.27%
Fund Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.93%
5 Years	rr_AverageAnnualReturnYear05	10.87%
Fund Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	8.90%
Fund Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012
AllianzGI Emerging Markets Value Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
Fund Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2012

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with NFJ approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
[3]	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers (“VIA”) to waive its management fee and/or reimburse the fund for a period of two years beginning upon effectiveness of its investment advisory agreement with the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.14% for Class A shares, 1.89% for Class C shares, 0.89% for Institutional Class shares and 0.99% for Class P shares. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The amount of any such recoupment would have the effect of being shared equally between VIA and NFJ Investment Group, LLC (“NFJ”) pursuant to the currently effective subadvisory arrangement between those parties. The Expense Limitation Agreement also permits recoupment by Allianz Global Investors U.S. LLC, a prior adviser to the fund, of amounts waived or reimbursed within the three preceding years under an analogous expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of Virtus Strategy Trust and VIA.